     GROUP VARIABLE CONTRACTS
     SEPARATE ACCOUNT ELEVEN
     CHICAGO PUBLIC SCHOOLS
                                                                         [LOGO]

   This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

   Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

   You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

   Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. The Sub-Accounts available under the Contract are listed below.

   The following Sub-Accounts purchase shares of retail mutual funds:

     - AIM Basic Value Fund Sub-Account which purchases Class A shares of AIM Basic Value Fund

     - American Century Equity Income Fund Sub-Account which purchases Investor Class shares of Equity Income Fund of American Century Investment Management, Inc. ("American Century Equity Income Fund")

     - Federated Short-Term Income Fund Sub-Account which purchases Institutional Service Class shares of Federated Short-Term Income Fund of Federated Income Securities Trust

     - Fidelity Advisor Value Strategies Fund Sub-Account which purchases Class T shares of Fidelity Advisor Value Fund

     - Franklin Balance Sheet Investment Fund Sub-Account which purchases
       Class A shares of Franklin Balance Sheet Investment Fund of the Franklin Value Investors Trust (closed to Contracts sold on or after August 1,
       2002)

     - Invesco Technology Fund Sub-Account which purchases Investor Class shares of Invesco Technology Fund of the Invesco Sector Funds, Inc.

     - John Hancock Small Cap Equity Fund Sub-Account (formerly John Hancock Small Cap Value Fund Sub-Account) which purchases Class A shares of Small Cap Equity Fund (formerly Small Cap Value Fund) of John Hancock Equity Funds ("John Hancock Small Cap Equity Fund")

     - Massachusetts Investors Growth Stock Fund Sub-Account which purchases Class A shares of Massachusetts Investors Growth Stock Fund

     - Oakmark International Small Cap Fund Sub-Account which purchases Class I shares of Oakmark International Small Cap Fund

     - Putnam International Growth Fund Sub-Account which purchases Class A shares of Putnam International Growth Fund

     - Van Kampen Equity and Income Fund Sub-Account which purchases Class A shares of Van Kampen Equity and Income Fund

   The following Sub-Accounts purchase shares of mutual funds that are available exclusively to insurance company separate accounts:

     - Hartford Bond HLS Fund Sub-Account which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

     - Hartford Capital Appreciation HLS Fund Sub-Account which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

     - Hartford MidCap HLS Fund Sub-Account which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc.

     - Hartford Money Market HLS Fund Sub-Account which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

     - Hartford Stock HLS Fund Sub-Account which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

   The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

   If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

   The Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

   This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
 (http://www.sec.gov).
   This group variable annuity contract IS NOT:

  -  A bank deposit or obligation

  -  Federally insured

  -  Endorsed by any bank or governmental agency
 ------------------------------------------------------------------------------

 Prospectus Dated: May 1, 2003
 Statement of Additional Information Dated: May 1, 2003

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 -------                                                                   ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................   13
 PERFORMANCE RELATED INFORMATION.........................................   15
 HARTFORD LIFE INSURANCE COMPANY.........................................   16
 THE SEPARATE ACCOUNT....................................................   16
 THE FUNDS...............................................................   16
 GENERAL ACCOUNT OPTION..................................................   19
 CONTRACT CHARGES........................................................   20
   Contingent Deferred Sales Charge......................................   20
   Annual Maintenance Fee................................................   20
   Is there ever a time when the Contingent Deferred Sales Charge or
    Annual Maintenance Fee do not apply?.................................   21
   Mortality and Expense Risk and Administrative Charge..................   21
   Premium Taxes.........................................................   22
   Transfer Fee..........................................................   22
   Experience Rating under the Contracts.................................   22
   Negotiated Charges and Fees...........................................   23
   Charges of the Funds..................................................   23
   Plan Related Expenses.................................................   23
 THE CONTRACTS...........................................................   23
   The Contracts Offered.................................................   23
   Assignments...........................................................   23
   Pricing and Crediting of Contributions................................   23
   What is a Surrender Offset?...........................................   24
   May I make changes in the amounts of my Contribution?.................   24
   May I transfer assets between Sub-Accounts?...........................   24
   Dollar Cost Averaging.................................................   25
   May I request a loan from my Participant Account?.....................   25
   How do I know what my Participant Account is worth?...................   26
   How are the underlying Fund shares valued?............................   26
 DEATH BENEFITS..........................................................   26
   Determination of the Beneficiary......................................   26
   Death before the Annuity Commencement Date............................   27
   Death on or after the Annuity Commencement Date.......................   27
 SETTLEMENT PROVISIONS...................................................   28
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   28
   May I Surrender once Annuity Payments have started?...................   29
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   29
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   29
   How are Contributions made to establish an Annuity Account?...........   29
   Can a Contract be suspended by a Contract Owner?......................   29
   Annuity Payment Options...............................................   29
   Systematic Withdrawal Option..........................................   30
   How are Variable Annuity payments determined?.........................   31
 FEDERAL TAX CONSIDERATIONS..............................................   32
   A. General............................................................   32
   B. Hartford and the Separate Account..................................   32
   C. Information Regarding Tax-Qualified Retirement Plans...............   33
   D. Diversification of the Separate Account............................   37
   E. Ownership of the Assets of the Separate Account....................   38
   F. Contracts Owned by Non-Natural Persons.............................   38
   G. Annuity Purchases by Nonresident Aliens and Foreign Corporations...   39
   H. Generation Skipping Transfer Tax...................................   39
   I. Economic Growth and Tax Relief Reconciliation Act of 2001..........   39
 MORE INFORMATION........................................................   39
   Can a Contract be modified?...........................................   39
   Can Hartford waive any rights under a Contract?.......................   40
   How are the Contracts sold?...........................................   40
   Who is the custodian of the Separate Account's assets?................   40
   Independent Public Accountants........................................   40
   Are there any material legal proceedings affecting the Separate
    Account?.............................................................   40
   How may I get additional information?.................................   41
 APPENDIX I -- ACCUMULATION UNIT VALUES..................................   42
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   44

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Purchases (as a percentage of premium
   payments).......................................................      None
 Transfer Fee (1)..................................................   $     5
 Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.............................................        5%
     During Second Year............................................        4%
     During Third Year.............................................        3%
     During Fourth Year............................................        2%
     During Fifth Year.............................................        1%
     During Sixth Year and thereafter..............................        0%

---------

(1) Currently we do not charge the $5 Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (3)........................................   $    30

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)
   BEFORE ANNUITY COMMENCEMENT DATE:

              RANGE OF MORTALITY AND EXPENSE RISK AND
      ADMINISTRATIVE CHARGE FOR AGGREGATE PARTICIPANT ACCOUNTS        CHARGE
 ------------------------------------------------------------------   -------
     $1,000,000.00 to $4,999,999.99................................     1.25%
     $5,000,000.00 to $34,999,999.99...............................     0.85%
     $35,000,000.00 to $49,999,999.99..............................     0.65%
     $50,000,000.00 to $74,999,999.99..............................     0.50%
     $75,000,000.00 to $99,999,999.99..............................     0.35%
     $100,000,000.00 and over......................................      0.0%

   AFTER ANNUITY COMMENCEMENT DATE:
     All Participant Accounts......................................     1.25%

---------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           MINIMUM      MAXIMUM
---------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.49%        1.58%
---------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                  12B-1
                                                               DISTRIBUTION                  TOTAL FUND
                                                  MANAGEMENT AND/OR SERVICING     OTHER      OPERATING
                                                     FEES          FEES         EXPENSES      EXPENSES
                                                  ---------- ---------------- ------------- ------------
 RETAIL MUTUAL FUNDS
 AIM Basic Value Fund -- Class A.................    0.73%           0.35%         0.22%        1.30%
 American Century Equity Income Fund -- Investor
   Class (1).....................................    1.00%            N/A          0.00%        1.00%
 Federated Short-Term Income
   Fund --Institutional Service Class (2)........    0.40%           0.50%         0.20%        1.10%
 Fidelity Advisor Value Strategies Fund --
   Class T (3)...................................    0.58%           0.52%         0.32%        1.42%
 Franklin Balance Sheet Investment Fund --
   Class A.......................................    0.47%           0.25%         0.24%        0.96%
 Invesco Technology Fund -- Investors
   Class (4).....................................    0.46%           0.25%         0.28%        0.99%
 John Hancock Small Cap Equity Fund (formerly
   John Hancock Small Cap Value Fund) --
   Class A.......................................    0.70%           0.30%         0.58%        1.58%
 Massachusetts Investors Growth Stock Fund --
   Class A (5) (6)...............................    0.33%           0.35%         0.26%        0.94%
 Oakmark International Small Cap Fund --
   Class I.......................................    1.25%            N/A          0.39%        1.64%
 Putnam International Growth Fund -- Class A.....    0.60%           0.25%         0.28%        1.13%
 Van Kampen Equity and Income Fund -- Class A....    0.36%           0.25%         0.22%        0.83%
 INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
 Hartford Bond HLS Fund -- Class IA..............    0.47%            N/A          0.04%        0.51%
 Hartford Capital Appreciation HLS Fund -
   Class IA......................................    0.64%            N/A          0.05%        0.69%
 Hartford MidCap HLS Fund -- Class IA............    0.68%            N/A          0.04%        0.72%
 Hartford Money Market HLS Fund -- Class IA......    0.45%            N/A          0.04%        0.49%
 Hartford Stock HLS Fund -- Class IA.............    0.46%            N/A          0.03%        0.49%

(1) Other expenses, which include fees and expenses of the Fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(2) Although not contractually obligated to do so, the Investment Adviser, Distributor and Shareholders Services Provider voluntarily waived a portion of their respective fees. With this reduction, management fees and total operating expenses for fiscal year April 30, 2002, were:

                                                                  12B-1
                                                               DISTRIBUTION                  TOTAL FUND
                                                  MANAGEMENT      AND/OR          OTHER      OPERATING
                                                     FEES     SERVICING FEES    EXPENSES      EXPENSES
                                                  ---------- ---------------- ------------- ------------
 Federated Short-Term Income Fund................    0.37%           0.25%         0.20%        0.82%

(3) The investment adviser has voluntarily agreed to reimburse Class T shares of the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its respective average net assets, exceeds 1.55%. These arrangements may be discontinued at any time. A portion of the brokerage commission that the fund pays is used to reduce the fund's expenses. Including this reduction, the total fund operating expenses would be 1.35%.

(4) Each Fund's actual "Other Expenses" and "Total Fund Operating Expenses" were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(5) The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of shares and the services provided (referred to as distribution and service fees).

(6) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had the expense reductions been taken into account, "Total Fund Operating Expenses" would be 0.92%.

    EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $25,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $25,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.12%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

    EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  776
---------------------------------------------------------------------
3 years                                                       $1,222
---------------------------------------------------------------------
5 years                                                       $1,673
---------------------------------------------------------------------
10 years                                                      $3,307
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  290
---------------------------------------------------------------------
3 years                                                       $  912
---------------------------------------------------------------------
5 years                                                       $1,560
---------------------------------------------------------------------
10 years                                                      $3,293
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  302
---------------------------------------------------------------------
3 years                                                       $  925
---------------------------------------------------------------------
5 years                                                       $1,573
---------------------------------------------------------------------
10 years                                                      $3,307
---------------------------------------------------------------------

    EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  735
---------------------------------------------------------------------
3 years                                                       $1,102
---------------------------------------------------------------------
5 years                                                       $1,471
---------------------------------------------------------------------
10 years                                                      $2,913
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  249
---------------------------------------------------------------------
3 years                                                       $  790
---------------------------------------------------------------------
5 years                                                       $1,357
---------------------------------------------------------------------
10 years                                                      $2,898
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  261
---------------------------------------------------------------------
3 years                                                       $  803
---------------------------------------------------------------------
5 years                                                       $1,371
---------------------------------------------------------------------
10 years                                                      $2,913
---------------------------------------------------------------------

    EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  714
---------------------------------------------------------------------
3 years                                                       $1,042
---------------------------------------------------------------------
5 years                                                       $1,368
---------------------------------------------------------------------
10 years                                                      $2,710
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  229
---------------------------------------------------------------------
3 years                                                       $  729
---------------------------------------------------------------------
5 years                                                       $1,255
---------------------------------------------------------------------
10 years                                                      $2,694
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  241
---------------------------------------------------------------------
3 years                                                       $  742
---------------------------------------------------------------------
5 years                                                       $1,268
---------------------------------------------------------------------
10 years                                                      $2,710
---------------------------------------------------------------------

    EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  699
---------------------------------------------------------------------
3 years                                                       $  995
---------------------------------------------------------------------
5 years                                                       $1,291
---------------------------------------------------------------------
10 years                                                      $2,555
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  213
---------------------------------------------------------------------
3 years                                                       $  682
---------------------------------------------------------------------
5 years                                                       $1,177
---------------------------------------------------------------------
10 years                                                      $2,539
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  226
---------------------------------------------------------------------
3 years                                                       $  695
---------------------------------------------------------------------
5 years                                                       $1,191
---------------------------------------------------------------------
10 years                                                      $2,555
---------------------------------------------------------------------

    EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  684
---------------------------------------------------------------------
3 years                                                       $  949
---------------------------------------------------------------------
5 years                                                       $1,213
---------------------------------------------------------------------
10 years                                                      $2,398
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  198
---------------------------------------------------------------------
3 years                                                       $  636
---------------------------------------------------------------------
5 years                                                       $1,100
---------------------------------------------------------------------
10 years                                                      $2,382
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  210
---------------------------------------------------------------------
3 years                                                       $  649
---------------------------------------------------------------------
5 years                                                       $1,113
---------------------------------------------------------------------
10 years                                                      $2,398
---------------------------------------------------------------------

    EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  648
---------------------------------------------------------------------
3 years                                                       $  840
---------------------------------------------------------------------
5 years                                                       $1,030
---------------------------------------------------------------------
10 years                                                      $2,021
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  162
---------------------------------------------------------------------
3 years                                                       $  527
---------------------------------------------------------------------
5 years                                                       $  916
---------------------------------------------------------------------
10 years                                                      $2,005
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  174
---------------------------------------------------------------------
3 years                                                       $  540
---------------------------------------------------------------------
5 years                                                       $  930
---------------------------------------------------------------------
10 years                                                      $2,021
---------------------------------------------------------------------

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
                                                                 SALES CHARGE
                                                                 AS A PERCENT
                                                                OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                        ACCOUNT
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                              MORTALITY AND EXPENSE
                                                                    RISK AND
               AGGREGATE PARTICIPANT ACCOUNTS                 ADMINISTRATIVE CHARGE
               ------------------------------                 ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to $74,999,999.99............................          0.50%
$75,000,000.00 to $99,999,999.99............................          0.35%
$100,000,000.00 and over                                               0.0%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

 - When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

 - It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

 - This option does not involve any life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

RATING AGENCY                 EFFECTIVE DATE OF RATING     RATING          BASIS OF RATING
-------------                 ------------------------   ----------   --------------------------
A.M. Best and                          3/10/03                   A+   Financial strength
Company, Inc.
Standard & Poor's                     12/31/02                  AA-   Financial security
                                                                      characteristics
Fitch                                 10/30/02                  AA    Claims paying ability

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

    The investment goals of each of the Funds are shown below.

THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

RETAIL MUTUAL FUNDS:

  AIM BASIC VALUE FUND -- Seeks long-term growth of capital.

  AMERICAN CENTURY EQUITY INCOME FUND -- Seeks current income. Capital appreciation is a secondary objective.

  FEDERATED SHORT-TERM INCOME FUND -- Seeks to provide current income.

  FIDELITY ADVISOR VALUE STRATEGIES FUND -- Seeks capital appreciation.

  FRANKLIN BALANCE SHEET INVESTMENT FUND (closed to Contracts sold on or after August 1, 2002) -- Seeks high total return of which capital appreciation and income are components.

  INVESCO TECHNOLOGY FUND -- Seeks long-term capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

  JOHN HANCOCK SMALL CAP EQUITY FUND (formerly John Hancock Small Cap Value
Fund) -- Seeks capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its assets in equity securities of small capitalization companies.

  MASSACHUSETTS INVESTORS GROWTH STOCK FUND -- Seeks long-term growth of capital and future income rather than current income.

  OAKMARK INTERNATIONAL SMALL CAP FUND -- Seeks long-term capital appreciation.

  PUTNAM INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

  VAN KAMPEN EQUITY AND INCOME FUND -- Seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

INSURANCE COMPANY DEDICATED MUTUAL FUNDS:

  HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

  HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

  HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

  HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

  HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

INVESTMENT ADVISERS

    AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is the investment adviser to the AIM Basic Value Fund.

    American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, is the investment adviser to American Century Equity Income Fund.

    Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, is the investment adviser to the Federated Short-Term Income Fund.

    Fidelity Management & Research Company, is the investment manager to the Fidelity Advisor Values Strategies Fund.

    Franklin Advisory Services, LLC, One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the investment adviser to the Franklin Balance Sheet Investment Fund.

    John Hancock Advisers, LLC., 101 Huntington Avenue, Boston, Massachusetts 02199-7603, is the investment adviser to John Hancock Small Cap Equity Fund.

    Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, is the investment adviser to Massachusetts Investors Growth Stock Fund.

    Harris Associates L.P., located at Two North LaSalle Street, Chicago, Illinois 60602-3790, is the investment adviser to Oakmark International Small Cap Fund.

    INVESCO, located at 7800 East Union Avenue, Denver Colorado, is the investment adviser to Invesco Technology Fund.

    Putnam Investment Management, LLC, located at One Post Office Square, Boston, MA 02109, is the investment manager to Putnam International Growth Fund.

    Van Kampen Asset Management Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, is the investment adviser to Van Kampen Equity and Income Fund.

    Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

    Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

    The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE AND DISTRIBUTION SERVICES: Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                     SALES CHARGE
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

 - Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

 - Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

    - death,

    - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

    - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

    - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

    - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

    - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                       ADMINISTRATIVE CHARGE
---------------------------------------                       ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to $74,999,999.99............................          0.50%
$75,000,000.00 to $99,999,999.99                                      0.35%
$100,000,000.00 and over                                               0.0%

AFTER ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
                                                              ADMINISTRATIVE CHARGE
                                                              ---------------------
All Participants............................................          1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

    - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

    - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

    - Retirement plans qualified under Sections 401(a) or 403(a) of the Code;
      and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five business days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts or the General Account option to one or more Sub-Accounts, the General Account option, or any combination thereof during the Accumulation Period. You can make these transfers and changes in allocations by:

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at retire.hartfordlife.com.

    Any transfers or changes will be effected as of the date we receive your request in good order at our Administrative Office.

    You can transfer your Participant Account values between or among the Sub-Accounts or General Account option up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. These restrictions do not apply to transfers made under a Dollar Cost Averaging Program, which are not limited in number and are free of charge. The tranfer limit of 12 times per Participant Contract Year does not apply to Participants in the Chicago Board of Education Tax Sheltered Annuity 403(b) Program.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states, or in all Contracts.

    Transfers of assets presently held in the General Account Option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

    Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account Option, are prohibited.

    In addition, we reserve the right to limit the maximum amount transferred or distributed from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account Option in any one Participant Contract Year.

    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. We will notify you in writing prior to any such modification. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE:

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

    - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO:

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT. FOR CONTRACTS PURCHASED IN ILLINOIS, THE BENEFICIARY(IES) WILL RECEIVE THE VALUE OF YOUR PARTICIPANT ACCOUNT (LESS ANY APPLICABLE PREMIUM TAXES NOT ALREADY DEDUCTED) AS OF THE DATE WE RECEIVE DUE PROOF OF DEATH AT OUR ADMINISTRATIVE OFFICES.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options (see "Annuity payment options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will continue to make payments to the Beneficiary under one of the following Annuity payment options elected by the Annuitant, subject to the specific terms of that Annuity payment option:

x  Life Annuity (Option 1)

x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)

x  Unit Refund Life Annuity (Option 3)

x  Joint and Last Survivor Life Annuity (Option 4)

x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with
       3. below.

    2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION
403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION
403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE
59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or
(c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

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    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payment Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age
70 1/2) and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payments at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented            number of monthly
 (b)  =  by each monthly Annuity payment made      X    Annuity payments made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

 - When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

 - Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

 - Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer and who have a minimum Individual Account balance of $10,000 at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  A. Net amount applied........................................  $139,782.50
  B. Initial monthly income per $1,000 of payment applied......         6.13
  C. Initial monthly payment (A X B  DIVIDED BY 1,000).........  $    856.87
  D. Annuity Unit Value........................................        3.125
  E. Number of monthly annuity units (C  DIVIDED BY D).........      274.198
  F. Assume annuity unit value for second month equal to.......        2.897
  G. Second monthly payment (F X E)............................  $    794.35
  H. Assume annuity unit value for third month equal to........        3.415
  I. Third month payment (H X E)...............................  $    936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participation Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B)

    Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

    - after the participating employee attains age 59 1/2;

    - upon severance from employment;

    - upon death or disability; or

    - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

    If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - has a severance from employment as defined in the Code (including death of the participating employee), or

    - suffers an unforeseeable financial emergency as defined in the Code.

  4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

    TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
  Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

    SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

    ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

  5. FEDERAL TAX PENALTIES AND WITHHOLDING

    Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

    (a) PENALTY TAX ON EARLY DISTRIBUTIONS

      Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

    - Made on or after the date on which the employee reaches age 59 1/2;

    - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

    - Attributable to the employee's becoming disabled (as defined in the Code);

    - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

    - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

    - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

    - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

    - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

    (b) MINIMUM DISTRIBUTION PENALTY TAX

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

    - the calendar year in which the individual attains age 70 1/2; or

    - the calendar year in which the individual retires from service with the employer sponsoring the plan.

      The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

      The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

    - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

    - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

      Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

      If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

    (c) WITHHOLDING

      We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

      Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

      For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

      For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

      Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

      Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

  6. ROLLOVER DISTRIBUTIONS

    Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

    For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or
  (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

    Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

D. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    This Contract invests through the Separate Account in certain underlying funds. Some of the underlying funds are sold only to insurance company separate accounts ("Insurance Company Dedicated Mutual Funds"). The other underlying funds available through the Contract are publicly available funds ("Retail Funds").

INSURANCE COMPANY DEDICATED MUTUAL FUNDS:

    The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

    - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

    - no more than 70% is represented by any two investments,

    - no more than 80% is represented by any three investments and

    - no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

    The foregoing discussion of the diversification rules applies only to Insurance Company Dedicated Mutual Funds.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

F. CONTRACTS OWNED BY NON-NATURAL PERSONS

    Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

    - certain annuities held by structured settlement companies,

    - certain annuities held by an employer with respect to a terminated qualified retirement plan, and

    - certain immediate annuities.

    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

H. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

I. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

    The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

    During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

    The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    INDEPENDENT PUBLIC ACCOUNTANTS.

    We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There are no material legal proceedings pending to which the Separate Account is a party. Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

    On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

    Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

    On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

    Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Christine Hayer Repasy, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    FINANCIAL STATEMENTS

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

                                                                                            YEAR ENDING
                                                                                            DECEMBER 31,
                                                                                       ----------------------
                                                                                          2002        2001
-------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 7.862          --
Number of accumulation units outstanding at end of period (in thousands).............       55          --
AMERICAN CENTURY EQUITY INCOME FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.011          --
Accumulation unit value at end of period.............................................  $ 9.525          --
Number of accumulation units outstanding at end of period (in thousands).............       59          --
FEDERATED SHORT-TERM INCOME FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $10.160          --
Number of accumulation units outstanding at end of period (in thousands).............        4          --
FIDELITY ADVISOR VALUE STRATEGIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 7.717          --
Number of accumulation units outstanding at end of period (in thousands).............       17          --
FRANKLIN BALANCE SHEET INVESTMENT FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 9.375          --
Number of accumulation units outstanding at end of period (in thousands).............       41          --
INVESCO TECHNOLOGY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 5.638          --
Number of accumulation units outstanding at end of period (in thousands).............       --          --
JOHN HANCOCK SMALL CAP EQUITY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 6.421          --
Number of accumulation units outstanding at end of period (in thousands).............       13          --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 7.512          --
Number of accumulation units outstanding at end of period (in thousands).............       26          --
OAKMARK INTERNATIONAL SMALL CAP FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 9.410          --
Number of accumulation units outstanding at end of period (in thousands).............       10          --
PUTNAM INTERNATIONAL GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 8.588          --
Number of accumulation units outstanding at end of period (in thousands).............       27          --

                                                                                            YEAR ENDING
                                                                                            DECEMBER 31,
                                                                                       ----------------------
                                                                                          2002        2001
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 9.177          --
Number of accumulation units outstanding at end of period (in thousands).............       89          --
HARTFORD BOND HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $10.915          --
Number of accumulation units outstanding at end of period (in thousands).............       28          --
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 8.391          --
Number of accumulation units outstanding at end of period (in thousands).............       18          --
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 8.671          --
Number of accumulation units outstanding at end of period (in thousands).............       39          --
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $10.088          --
Number of accumulation units outstanding at end of period (in thousands).............       --          --
HARTFORD STOCK HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period.......................................  $10.000          --
Accumulation unit value at end of period.............................................  $ 7.781          --
Number of accumulation units outstanding at end of period (in thousands).............       31          --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
-------                                                       ----
GENERAL INFORMATION.........................................   2
  Safekeeping of Assets.....................................   2
  Independent Public Accountants............................   2
  Non-Participating.........................................   2
  Misstatement of Age or Sex................................   2
  Principal Underwriter.....................................   2
PERFORMANCE RELATED INFORMATION.............................   2
  Total Return for all Sub-Accounts.........................   2
  Yield for Sub-Accounts....................................   3
  Money Market Sub-Accounts.................................   3
  Additional Materials......................................   3
  Performance Comparisons...................................   4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2

        b. severance from employment

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

Name of Contractholder/Participant _____________________________________________

Address ________________________________________________________________________

City or Plan/School District ___________________________________________________

Date ___________________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account Eleven (Form
HV-3573-2/S) to me at the following address:

    _________________________________________
                       Name

     _________________________________________
                      Address

     _________________________________________
         City/State               Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583

Date of Prospectus: May 1, 2003
Date of Statement of Additional Information: May 1, 2003

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For 2001, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter was $437,147. There were no underwriting commissions paid to HSD in its role as principal underwriter prior to that time.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 - 1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

(1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

                                          SUB-ACCOUNT                                                                     SINCE
SUB-ACCOUNT                              INCEPTION DATE           1 YEAR                5 YEAR           10 YEAR        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Basic Value Fund                        12/01/00                  -27.88%                3.14%        N/A            9.12%
---------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income Fund         12/01/00                  -11.11%                5.04%        N/A            8.04%
---------------------------------------------------------------------------------------------------------------------------------
Federated Short-Term Income Fund            12/01/00                   -4.23%                2.82%         3.90%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Value Strategies Fund      12/01/00                  -30.82%               -0.34%         6.75%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet Investment Fund      12/01/00                  -11.78%                3.09%        10.94%         N/A
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Small Cap Value Fund           12/01/00                  -47.77%                0.06%        N/A            6.78%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock
 Fund                                       12/01/00                  -32.82%               -2.83%         7.88%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Oakmark International Small-Cap Fund        12/01/00                  -10.98%                7.93%        N/A            4.68%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund            12/01/00                  -22.15%                0.66%         8.68%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity and Income Fund           12/01/00                  -13.99%                4.34%        10.21%         N/A
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
 FUNDS:
Hartford Bond HLS Fund                      12/01/00                    3.28%                4.85%         6.12%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund      12/01/00                  -24.66%                3.69%        10.93%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap HLS Fund                   12/01/00                  -19.52%               12.31%        N/A           13.85%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund              12/01/00                   -4.80%                1.96%         3.17%         N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                     12/01/00                  -28.93%               -2.48%         7.92%         N/A
---------------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

(1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

                                                      FUND                                                     SINCE
SUB-ACCOUNT                                      INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Basic Value Fund                                10/18/95             -24.09%           4.20%   N/A        9.74%
----------------------------------------------------------------------------------------------------------------------
American Century Equity Income Fund                 08/01/94              -6.43%           6.12%   N/A        9.00%
----------------------------------------------------------------------------------------------------------------------
Federated Short-Term Income Fund                    01/24/92               0.81%           3.88%    3.90%     N/A
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Value Strategies Fund              12/31/83             -27.18%           0.68%    6.75%     N/A
----------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet Investment Fund              04/02/90              -7.13%           4.16%   10.94%     N/A
----------------------------------------------------------------------------------------------------------------------
John Hancock Small Cap Value Fund                   01/03/94             -45.02%           1.09%   N/A        7.02%
----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund           01/01/35             -29.28%          -1.83%    7.88%     N/A
----------------------------------------------------------------------------------------------------------------------
Oakmark International Small-Cap Fund                11/01/95              -6.29%           9.04%   N/A        5.28%
----------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund                    02/28/91             -18.05%           1.70%    8.68%     N/A
----------------------------------------------------------------------------------------------------------------------
Van Kampen Equity and Income Fund                   06/28/91              -9.46%           5.42%   10.21%     N/A
----------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Hartford Bond HLS Fund                              08/31/77               8.72%           5.93%    6.12%     N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund              04/02/84             -20.70%           4.76%   10.93%     N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap HLS Fund                           07/30/97             -15.29%          13.36%   N/A       14.71%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                      06/30/80               0.21%           3.01%    3.17%     N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                             08/31/77             -25.19%          -1.48%    7.92%     N/A
----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

(1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.71%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               2.03%
---------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

(1.25% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

SUB-ACCOUNT                                                            YIELD            EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                             -0.25%               -0.24%
-------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account Eleven comprising the, American Century Equity Income Fund, AIM Basic Value Fund, Dreyfus LifeTime Growth & Income, Dreyfus LifeTime Growth Portfolio, Dreyfus LifeTime Income Portfolio, Dreyfus Premier Core Bond Fund, Fidelity Advisor Value Strategies Fund, Federated Short-Term Income Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Shares, Franklin Small-Mid Cap Growth Fund, Templeton Foreign Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Inc, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Health HLS, Hartford Global Technology HLS, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Invesco Financial Services Fund, Invesco Leisure Fund, Invesco Small Company Growth Fund, Invesco Technology Fund, Invesco Telecommunications Fund, Janus Adviser Capital Appreciation Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Massachusetts Investors Growth Stock Fund, MFS Capital Opportunities Fund, MFS High Income Fund, MFS Mid Cap Growth Fund, MFS Utilities Fund, MFS Value Fund, Oakmark International Small Cap, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Putnam International Growth Fund, and the Van Kampen Equity Income Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Eleven as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                              AMERICAN
                           CENTURY EQUITY     AIM BASIC      DREYFUS LIFETIME
                           INCOME FUND (1)  VALUE FUND (2)  GROWTH & INCOME (1)
                             SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  --------------  -------------------
ASSETS
  Investments
    Number of Shares.....      100,785           19,766             1,924
                              ========         ========           =======
    Cost.................     $710,325         $510,830           $26,504
                              ========         ========           =======
    Market Value.........     $658,122         $432,089           $25,613
  Due from Hartford Life
   Insurance Company.....      --               --               --
  Receivable from fund
   shares sold...........            6            1,254          --
  Other assets...........      --               --               --
                              --------         --------           -------
  Total Assets...........      658,128          433,343            25,613
                              --------         --------           -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           12            1,253                 4
  Payable for fund shares
   purchased.............      --               --               --
  Other liabilities......      --               --               --
                              --------         --------           -------
  Total Liabilities......           12            1,253                 4
                              --------         --------           -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $658,116         $432,090           $25,609
                              ========         ========           =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       69,092           54,961             2,878
  Unit Values*...........     $   9.53         $   7.86           $  8.90

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                FIDELITY           FEDERATED
                             DREYFUS LIFETIME      DREYFUS LIFETIME     DREYFUS PREMIER       ADVISOR VALUE       SHORT-TERM
                           GROWTH PORTFOLIO (1)  INCOME PORTFOLIO (1)  CORE BOND FUND (1)  STRATEGIES FUND (2)  INCOME FUND (2)
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------  --------------------  ------------------  -------------------  ---------------
ASSETS
  Investments
    Number of Shares.....          1,694                 1,217                1,960                6,669              4,759
                                 =======               =======              =======             ========            =======
    Cost.................        $18,456               $15,115              $27,714             $163,153            $41,361
                                 =======               =======              =======             ========            =======
    Market Value.........        $17,884               $14,765              $28,240             $131,844            $41,119
  Due from Hartford Life
   Insurance Company.....       --                    --                    --                  --                  --
  Receivable from fund
   shares sold...........       --                    --                         10                  232            --
  Other assets...........       --                    --                    --                  --                  --
                                 -------               -------              -------             --------            -------
  Total Assets...........         17,884                14,765               28,250              132,076             41,119
                                 -------               -------              -------             --------            -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....              2                     2                    9                  232                  4
  Payable for fund shares
   purchased.............       --                    --                    --                  --                  --
  Other liabilities......       --                    --                    --                  --                  --
                                 -------               -------              -------             --------            -------
  Total Liabilities......              2                     2                    9                  232                  4
                                 -------               -------              -------             --------            -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........        $17,882               $14,763              $28,241             $131,844            $41,115
                                 =======               =======              =======             ========            =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          2,258                 1,481                2,684               17,085              4,047
  Unit Values*...........        $  7.92               $  9.97              $ 10.52             $   7.72            $ 10.16

                                FRANKLIN
                              BALANCE SHEET
                           INVESTMENT FUND (1)
                               SUB-ACCOUNT
                           -------------------
ASSETS
  Investments
    Number of Shares.....         15,020
                                ========
    Cost.................       $595,685
                                ========
    Market Value.........       $557,092
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            290
  Other assets...........       --
                                --------
  Total Assets...........        557,382
                                --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            291
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                --------
  Total Liabilities......            291
                                --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........       $557,091
                                ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         59,471
  Unit Values*...........       $   9.37

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               FRANKLIN
                           FRANKLIN MUTUAL   SMALL-MID CAP      TEMPLETON
                             SHARES (1)     GROWTH FUND (1)  FOREIGN FUND (1)
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ----------------
ASSETS
  Investments
    Number of Shares.....       12,592            1,080            23,468
                              ========          =======          ========
    Cost.................     $215,888          $24,207          $199,306
                              ========          =======          ========
    Market Value.........     $211,295          $23,696          $195,019
  Due from Hartford Life
   Insurance Company.....      --               --                --
  Receivable from fund
   shares sold...........           16               12                42
  Other assets...........      --               --                --
                              --------          -------          --------
  Total Assets...........      211,311           23,708           195,061
                              --------          -------          --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           15               13                42
  Payable for fund shares
   purchased.............      --               --                --
  Other liabilities......      --               --                --
                              --------          -------          --------
  Total Liabilities......           15               13                42
                              --------          -------          --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $211,296          $23,695          $195,019
                              ========          =======          ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........       23,612            3,159            21,125
    Unit Values*.........     $   8.95          $  7.50          $   9.23

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            JOHN HANCOCK                                          HARTFORD CAPITAL       HARTFORD
                              SMALL CAP       HARTFORD ADVISERS    HARTFORD BOND    APPRECIATION    DIVIDEND AND GROWTH
                           EQUITY FUND (1)   HLS FUND, INC. (1)    HLS FUND (1)     HLS FUND (1)       HLS FUND (1)
                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ---------------------  -------------  ----------------  -------------------
ASSETS
  Investments
    Number of Shares.....        8,658              112,599            107,637           80,543            51,904
                              ========           ==========         ==========       ==========          ========
    Cost.................     $128,980           $2,257,594         $1,247,398       $2,637,791          $806,081
                              ========           ==========         ==========       ==========          ========
    Market Value.........     $ 99,479           $2,206,138         $1,286,540       $2,553,274          $783,273
  Due from Hartford Life
   Insurance Company.....      --                 --                   --              --                     588
  Receivable from fund
   shares sold...........            3                  374                865              225          --
  Other assets...........      --                 --                   --              --                --
                              --------           ----------         ----------       ----------          --------
  Total Assets...........       99,482            2,206,512          1,287,405        2,553,499           783,861
                              --------           ----------         ----------       ----------          --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            2                  373                866              225          --
  Payable for fund shares
   purchased.............      --                 --                   --              --                     588
  Other liabilities......      --                 --                   --              --                --
                              --------           ----------         ----------       ----------          --------
  Total Liabilities......            2                  373                866              225               588
                              --------           ----------         ----------       ----------          --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $ 99,480           $2,206,139         $1,286,539       $2,553,274          $783,273
                              ========           ==========         ==========       ==========          ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........       15,500              260,494            127,331          301,174           150,351
    Unit Values*.........     $   6.42           $     8.47         $    10.10       $     8.48          $   5.21


                           HARTFORD GLOBAL
                           HEALTH HLS (1)
                             SUB-ACCOUNT
                           ---------------
ASSETS
  Investments
    Number of Shares.....        2,984
                               =======
    Cost.................      $36,338
                               =======
    Market Value.........      $35,541
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........           10
  Other assets...........      --
                               -------
  Total Assets...........       35,551
                               -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           11
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......           11
                               -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $35,540
                               =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........        4,145
    Unit Values*.........      $  8.57

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            HARTFORD
                             GLOBAL       HARTFORD      HARTFORD
                           TECHNOLOGY      INDEX         MIDCAP
                             HLS (1)    HLS FUND (1)  HLS FUND (1)
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
ASSETS
  Investments
    Number of Shares.....     2,576          62,875       36,786
                             ======      ==========     ========
    Cost.................    $8,301      $1,538,554     $704,909
                             ======      ==========     ========
    Market Value.........    $7,778      $1,474,878     $659,722
  Due from Hartford Life
   Insurance Company.....     --            --            --
  Receivable from fund
   shares sold...........         5             132           20
  Other assets...........     --            --            --
                             ------      ----------     --------
  Total Assets...........     7,783       1,475,010      659,742
                             ------      ----------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         5             132           20
  Payable for fund shares
   purchased.............     --            --            --
  Other liabilities......     --            --            --
                             ------      ----------     --------
  Total Liabilities......         5             132           20
                             ------      ----------     --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $7,778      $1,474,878     $659,722
                             ======      ==========     ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     1,177         207,985       77,297
  Unit Values*...........    $ 6.61      $     7.09     $   8.53

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD         HARTFORD          HARTFORD       HARTFORD         INVESCO
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY     STOCK          FINANCIAL          INVESCO
                           HLS FUND (1)     HLS FUND (1)      HLS FUND (1)   HLS FUND (1)  SERVICES FUND (1)  LEISURE FUND (1)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------  ------------  -----------------  ----------------
ASSETS
  Investments
    Number of Shares.....     98,417            24,597             9,923          34,446          2,758              3,373
                             =======          ========           =======      ==========        =======           ========
    Cost.................    $98,417          $292,579           $99,097      $1,306,140        $65,146           $109,518
                             =======          ========           =======      ==========        =======           ========
    Market Value.........    $98,417          $295,416           $92,220      $1,221,524        $63,372           $107,400
  Due from Hartford Life
   Insurance Company.....     --              --                  --             --             --                 --
  Receivable from fund
   shares sold...........         60               185                 4             402              1                  2
  Other assets...........     --              --                  --             --             --                 --
                             -------          --------           -------      ----------        -------           --------
  Total Assets...........     98,477           295,601            92,224       1,221,926         63,373            107,402
                             -------          --------           -------      ----------        -------           --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         60               185                 4             402              1                  2
  Payable for fund shares
   purchased.............     --              --                  --             --             --                 --
  Other liabilities......     --              --                  --             --             --                 --
                             -------          --------           -------      ----------        -------           --------
  Total Liabilities......         60               185                 4             402              1                  2
                             -------          --------           -------      ----------        -------           --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $98,417          $295,416           $92,220      $1,221,524        $63,372           $107,400
                             =======          ========           =======      ==========        =======           ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     10,722            28,769            76,065         155,920          7,466             12,520
  Unit Values*...........    $  9.18          $  10.27           $  1.21      $     7.83        $  8.49           $   8.58

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                               INVESCO        INVESCO         INVESCO
                            SMALL COMPANY   TECHNOLOGY   TELECOMMUNICATIONS
                           GROWTH FUND (1)   FUND (1)         FUND (1)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -----------  ------------------
ASSETS
  Investments
    Number of Shares.....        7,599           386              686
                               =======        ======           ======
    Cost.................      $65,548        $7,945           $5,967
                               =======        ======           ======
    Market Value.........      $63,299        $6,627           $5,590
  Due from Hartford Life
   Insurance Company.....      --              --             --
  Receivable from fund
   shares sold...........            5         --             --
  Other assets...........      --              --             --
                               -------        ------           ------
  Total Assets...........       63,304         6,627            5,590
                               -------        ------           ------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            5         --             --
  Payable for fund shares
   purchased.............      --              --             --
  Other liabilities......      --              --             --
                               -------        ------           ------
  Total Liabilities......            5         --             --
                               -------        ------           ------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $63,299        $6,627           $5,590
                               =======        ======           ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        8,831         1,181              911
  Unit Values*...........      $  7.17        $ 5.61           $ 6.14

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                JANUS           JANUS
                           ADVISER CAPITAL     ADVISER           JANUS          MASSACHUSETTS     MFS CAPITAL       MFS
                            APPRECIATION    INTERNATIONAL       ADVISER        INVESTORS GROWTH  OPPORTUNITIES  HIGH INCOME
                              FUND (1)        FUND (1)     WORLDWIDE FUND (1)   STOCK FUND (1)     FUND (1)      FUND (1)
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  ------------------  ----------------  -------------  -----------
ASSETS
  Investments
    Number of Shares.....       25,557           1,384            1,339              27,728          34,895         3,013
                              ========         =======          =======            ========        ========       =======
    Cost.................     $488,485         $25,632          $31,039            $283,929        $334,499       $10,355
                              ========         =======          =======            ========        ========       =======
    Market Value.........     $457,975         $25,155          $28,934            $255,931        $325,914       $10,545
  Due from Hartford Life
   Insurance Company.....      --               --              --                  --               --            --
  Receivable from fund
   shares sold...........           23             331                1               1,161              39             2
  Other assets...........      --               --                    2             --               --            --
                              --------         -------          -------            --------        --------       -------
  Total Assets...........      457,998          25,486           28,937             257,092         325,953        10,547
                              --------         -------          -------            --------        --------       -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           23             330                1               1,161              39             2
  Payable for fund shares
   purchased.............      --               --              --                  --               --            --
  Other liabilities......      --               --                    1             --               --            --
                              --------         -------          -------            --------        --------       -------
  Total Liabilities......           23             330                2               1,161              39             2
                              --------         -------          -------            --------        --------       -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $457,975         $25,156          $28,935            $255,931        $325,914       $10,545
                              ========         =======          =======            ========        ========       =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       52,884           3,213           19,789              34,301          44,410         1,048
  Unit Values*...........     $   8.66         $  7.83          $  1.46            $   7.46        $   7.34       $ 10.06

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                 MFS            MFS
                               MID CAP       UTILITIES
                           GROWTH FUND (1)   FUND (1)
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS
  Investments
    Number of Shares.....       10,719          4,404
                               =======        =======
    Cost.................      $61,796        $27,389
                               =======        =======
    Market Value.........      $60,668        $28,317
  Due from Hartford Life
   Insurance Company.....      --              --
  Receivable from fund
   shares sold...........           16              6
  Other assets...........      --                   2
                               -------        -------
  Total Assets...........       60,684         28,325
                               -------        -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           15              6
  Payable for fund shares
   purchased.............      --              --
  Other liabilities......      --              --
                               -------        -------
  Total Liabilities......           15              6
                               -------        -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $60,669        $28,319
                               =======        =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       10,388          3,341
  Unit Values*...........      $  5.84        $  8.48

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                          OPPENHEIMER
                                              OAKMARK       CAPITAL                          PUTNAM        VAN KAMPEN
                                MFS        INTERNATIONAL  APPRECIATION    OPPENHEIMER     INTERNATIONAL   EQUITY INCOME
                           VALUE FUND (1)  SMALL CAP (2)    FUND (1)    GLOBAL FUND (1)  GROWTH FUND (2)    FUND (1)
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ------------  ---------------  ---------------  -------------
ASSETS
  Investments
    Number of Shares.....       18,211          8,930         10,378          3,091           14,325          200,193
                              ========       ========       ========       ========         ========       ==========
    Cost.................     $308,993       $108,676       $327,596       $115,238         $266,271       $1,400,563
                              ========       ========       ========       ========         ========       ==========
    Market Value.........     $300,851       $ 94,835       $310,397       $112,020         $235,081       $1,325,278
  Due from Hartford Life
   Insurance Company.....      --                 170         --            --               --                   421
  Receivable from fund
   shares sold...........           38         --                367             28            1,026          --
  Other assets...........      --              --             --            --               --               --
                              --------       --------       --------       --------         --------       ----------
  Total Assets...........      300,889         95,005        310,764        112,048          236,107        1,325,699
                              --------       --------       --------       --------         --------       ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           37         --                367             28            1,026          --
  Payable for fund shares
   purchased.............      --                 169         --            --               --                   420
  Other liabilities......      --              --             --            --               --               --
                              --------       --------       --------       --------         --------       ----------
  Total Liabilities......           37            169            367             28            1,026              420
                              --------       --------       --------       --------         --------       ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $300,852       $ 94,836       $310,397       $112,020         $235,081       $1,325,279
                              ========       ========       ========       ========         ========       ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       34,524         10,078         39,661         14,104           27,373          144,422
  Unit Values*...........     $   8.71       $   9.41       $   7.83       $   7.94         $   8.59       $     9.18

  * Unit value amounts represent rounded average of individual unit values, which differ within each sub-account.
(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              AMERICAN
                           CENTURY EQUITY     AIM BASIC      DREYFUS LIFETIME
                           INCOME FUND (1)  VALUE FUND (2)  GROWTH & INCOME (1)
                             SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  --------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $  10,310       $ --                $  540
                              ---------       ---------           ------
EXPENSE:
  Mortality and expense
   undertakings..........        (1,261)           (769)             (21)
                              ---------       ---------           ------
    Net investment income
     (loss)..............         9,049            (769)             519
                              ---------       ---------           ------
CAPITAL GAINS INCOME
 (LOSS)..................         9,248         --               --
                              ---------       ---------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (257)         (4,920)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (52,203)        (78,741)            (891)
                              ---------       ---------           ------
    Net gain (loss) on
     investments.........       (52,460)        (83,661)            (892)
                              ---------       ---------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (34,163)      $ (84,430)          $ (373)
                              =========       =========           ======

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                                FIDELITY           FEDERATED
                             DREYFUS LIFETIME      DREYFUS LIFETIME     DREYFUS PREMIER       ADVISOR VALUE       SHORT-TERM
                           GROWTH PORTFOLIO (1)  INCOME PORTFOLIO (1)  CORE BOND FUND (1)  STRATEGIES FUND (2)  INCOME FUND (2)
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------  --------------------  ------------------  -------------------  ---------------
INVESTMENT INCOME:
  Dividends..............         $    5                $  406                $175              $--                 $  768
                                  ------                ------                ----              ---------           ------
EXPENSE:
  Mortality and expense
   undertakings..........            (14)                  (11)                (26)                  (270)             (78)
                                  ------                ------                ----              ---------           ------
    Net investment income
     (loss)..............             (9)                  395                 149                   (270)             690
                                  ------                ------                ----              ---------           ------
CAPITAL GAINS INCOME
 (LOSS)..................       --                    --                   --                    --                 --
                                  ------                ------                ----              ---------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             (2)             --                         1                   (312)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (572)                 (350)                526                (31,309)            (242)
                                  ------                ------                ----              ---------           ------
    Net gain (loss) on
     investments.........           (574)                 (350)                527                (31,621)            (242)
                                  ------                ------                ----              ---------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ (583)               $   45                $676              $ (31,891)          $  448
                                  ======                ======                ====              =========           ======

                                FRANKLIN
                              BALANCE SHEET
                           INVESTMENT FUND (1)
                               SUB-ACCOUNT
                           -------------------
INVESTMENT INCOME:
  Dividends..............       $   3,574
                                ---------
EXPENSE:
  Mortality and expense
   undertakings..........            (820)
                                ---------
    Net investment income
     (loss)..............           2,754
                                ---------
CAPITAL GAINS INCOME
 (LOSS)..................           3,608
                                ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (392)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (38,593)
                                ---------
    Net gain (loss) on
     investments.........         (38,985)
                                ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (32,623)
                                =========

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               FRANKLIN
                           FRANKLIN MUTUAL   SMALL-MID CAP      TEMPLETON
                             SHARES (1)     GROWTH FUND (1)  FOREIGN FUND (1)
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ 1,936          -$-              $ 1,199
                               -------           -----           -------
EXPENSE:
  Mortality and expense
   undertakings..........         (399)            (21)             (289)
                               -------           -----           -------
    Net investment income
     (loss)..............        1,537             (21)              910
                               -------           -----           -------
CAPITAL GAINS INCOME
 (LOSS)..................           38          --               --
                               -------           -----           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           12              (1)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,593)           (511)           (4,287)
                               -------           -----           -------
    Net gain (loss) on
     investments.........       (4,581)           (512)           (4,287)
                               -------           -----           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(3,006)          $(533)          $(3,377)
                               =======           =====           =======

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            JOHN HANCOCK                                          HARTFORD CAPITAL       HARTFORD
                              SMALL CAP       HARTFORD ADVISERS    HARTFORD BOND    APPRECIATION    DIVIDEND AND GROWTH
                           EQUITY FUND (1)   HLS FUND, INC. (1)    HLS FUND (1)     HLS FUND (1)       HLS FUND (1)
                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ---------------------  -------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $--                 $ 24,504            $ 8,166         $ 15,286           $ 11,640
                              --------            --------            -------         --------           --------
EXPENSE:
  Mortality and expense
   undertakings..........         (195)             (1,890)            (1,444)          (2,474)              (911)
                              --------            --------            -------         --------           --------
    Net investment income
     (loss)..............         (195)             22,614              6,722           12,812             10,729
                              --------            --------            -------         --------           --------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                    2,386          --                   1,541
                              --------            --------            -------         --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,160)                 58             (1,330)          (1,285)                52
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (29,501)            (51,456)            39,142          (84,517)           (22,808)
                              --------            --------            -------         --------           --------
    Net gain (loss) on
     investments.........      (30,661)            (51,398)            37,812          (85,802)           (22,756)
                              --------            --------            -------         --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(30,856)           $(28,784)           $46,920         $(72,990)          $(10,486)
                              ========            ========            =======         ========           ========


                           HARTFORD GLOBAL
                           HEALTH HLS (1)
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............      -$-
                                -----
EXPENSE:
  Mortality and expense
   undertakings..........         (34)
                                -----
    Net investment income
     (loss)..............         (34)
                                -----
CAPITAL GAINS INCOME
 (LOSS)..................      --
                                -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (797)
                                -----
    Net gain (loss) on
     investments.........        (796)
                                -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(830)
                                =====

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD
                             GLOBAL       HARTFORD      HARTFORD
                           TECHNOLOGY      INDEX         MIDCAP
                             HLS (1)    HLS FUND (1)  HLS FUND (1)
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............    $--          $ 17,192      $    315
                             ------       --------      --------
EXPENSE:
  Mortality and expense
   undertakings..........        (7)        (1,202)       (1,179)
                             ------       --------      --------
    Net investment income
     (loss)..............        (7)        15,990          (864)
                             ------       --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --                14        --
                             ------       --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --               (27)           56
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (523)       (63,676)      (45,187)
                             ------       --------      --------
    Net gain (loss) on
     investments.........      (523)       (63,703)      (45,131)
                             ------       --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (530)      $(47,699)     $(45,995)
                             ======       ========      ========

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD         HARTFORD          HARTFORD       HARTFORD         INVESCO
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY     STOCK          FINANCIAL          INVESCO
                           HLS FUND (1)     HLS FUND (1)      HLS FUND (1)   HLS FUND (1)  SERVICES FUND (1)  LEISURE FUND (1)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------  ------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $147           -$-                $--           $ 13,237         $--               $--
                               ----            ------            -------       --------         -------           -------
EXPENSE:
  Mortality and expense
   undertakings..........       (85)             (244)              (217)        (1,310)           (100)             (228)
                               ----            ------            -------       --------         -------           -------
    Net investment income
     (loss)..............        62              (244)              (217)        11,927            (100)             (228)
                               ----            ------            -------       --------         -------           -------
CAPITAL GAINS INCOME
 (LOSS)..................     --              --                  --             --                  93           --
                               ----            ------            -------       --------         -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                   (1)               (29)        (2,224)            (56)             (119)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --                2,837             (6,877)       (84,616)         (1,774)           (2,118)
                               ----            ------            -------       --------         -------           -------
    Net gain (loss) on
     investments.........     --                2,836             (6,906)       (86,840)         (1,830)           (2,237)
                               ----            ------            -------       --------         -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 62            $2,592            $(7,123)      $(74,913)        $(1,837)          $(2,465)
                               ====            ======            =======       ========         =======           =======

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               INVESCO        INVESCO         INVESCO
                            SMALL COMPANY   TECHNOLOGY   TELECOMMUNICATIONS
                           GROWTH FUND (1)   FUND (1)         FUND (1)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -----------  ------------------
INVESTMENT INCOME:
  Dividends..............      $--            $--            --$
                               -------        -------          -----
EXPENSE:
  Mortality and expense
   undertakings..........         (135)           (10)            (5)
                               -------        -------          -----
    Net investment income
     (loss)..............         (135)           (10)            (5)
                               -------        -------          -----
CAPITAL GAINS INCOME
 (LOSS)..................      --              --            --
                               -------        -------          -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           30             (3)           (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,249)        (1,318)          (377)
                               -------        -------          -----
    Net gain (loss) on
     investments.........       (2,219)        (1,321)          (398)
                               -------        -------          -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(2,354)       $(1,331)         $(403)
                               =======        =======          =====

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                JANUS           JANUS
                           ADVISER CAPITAL     ADVISER           JANUS          MASSACHUSETTS     MFS CAPITAL       MFS
                            APPRECIATION    INTERNATIONAL       ADVISER        INVESTORS GROWTH  OPPORTUNITIES  HIGH INCOME
                              FUND (1)        FUND (1)     WORLDWIDE FUND (1)   STOCK FUND (1)     FUND (1)      FUND (1)
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  ------------------  ----------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $    335          $ 113           $   114            $--              $--            $106
                              --------          -----           -------            --------         -------        ----
EXPENSE:
  Mortality and expense
   undertakings..........         (383)           (21)              (62)               (349)           (272)         (9)
                              --------          -----           -------            --------         -------        ----
    Net investment income
     (loss)..............          (48)            92                52                (349)           (272)         97
                              --------          -----           -------            --------         -------        ----
CAPITAL GAINS INCOME
 (LOSS)..................      --              --               --                  --               --           --
                              --------          -----           -------            --------         -------        ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (4)             1                (5)             (1,420)             (2)          1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (30,510)          (477)           (2,105)            (27,998)         (8,585)        190
                              --------          -----           -------            --------         -------        ----
    Net gain (loss) on
     investments.........      (30,514)          (476)           (2,110)            (29,418)         (8,587)        191
                              --------          -----           -------            --------         -------        ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(30,562)         $(384)          $(2,058)           $(29,767)        $(8,859)       $288
                              ========          =====           =======            ========         =======        ====

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                 MFS            MFS
                               MID CAP       UTILITIES
                           GROWTH FUND (1)   FUND (1)
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--            $  158
EXPENSE:
  Mortality and expense
   undertakings..........         (103)          (22)
                               -------        ------
    Net investment income
     (loss)..............         (103)          136
                               -------        ------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --
                               -------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (5)           (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,128)          928
                               -------        ------
    Net gain (loss) on
     investments.........       (1,133)          927
                               -------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(1,236)       $1,063
                               =======        ======

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                          OPPENHEIMER
                                              OAKMARK       CAPITAL                          PUTNAM        VAN KAMPEN
                                MFS        INTERNATIONAL  APPRECIATION    OPPENHEIMER     INTERNATIONAL   EQUITY INCOME
                           VALUE FUND (1)  SMALL CAP (2)    FUND (1)    GLOBAL FUND (1)  GROWTH FUND (2)    FUND (1)
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ------------  ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 1,246        $  2,723       $ --            $--             $    497        $ 16,417
EXPENSE:
  Mortality and expense
   undertakings..........        (507)           (170)          (249)           (98)            (424)         (2,241)
                              -------        --------       --------        -------         --------        --------
    Net investment income
     (loss)..............         739           2,553           (249)           (98)              73          14,176
                              -------        --------       --------        -------         --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --             --            --               --               --
                              -------        --------       --------        -------         --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (100)           (628)           (15)            (1)            (667)         (2,672)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,142)        (13,841)       (17,199)        (3,218)         (31,190)        (75,285)
                              -------        --------       --------        -------         --------        --------
    Net gain (loss) on
     investments.........      (8,242)        (14,469)       (17,214)        (3,219)         (31,857)        (77,957)
                              -------        --------       --------        -------         --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(7,503)       $(11,916)      $(17,463)       $(3,317)        $(31,784)       $(63,781)
                              =======        ========       ========        =======         ========        ========

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                AMERICAN
                             CENTURY EQUITY        AIM BASIC         DREYFUS LIFETIME
                            INCOME FUND (1)     VALUE FUND (2)     GROWTH & INCOME (1)
                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------  -----------------  ----------------------
OPERATIONS
  Net investment income
   (loss)................       $  9,049           $   (769)             $   519
  Capital gains income...          9,248            --                  --
  Net realized gain
   (loss) on security
   transactions..........           (257)            (4,920)                  (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (52,203)           (78,741)                (891)
                                --------           --------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (34,163)           (84,430)                (373)
                                --------           --------              -------
UNIT TRANSACTIONS:
  Purchases..............        711,800            594,412                  887
  Net transfers..........        (95,501)           (71,153)            --
  Surrenders for benefit
   payments and fees.....         75,980             (6,739)              25,095
                                --------           --------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        692,279            516,520               25,982
                                --------           --------              -------
  Net increase (decrease)
   in net assets.........        658,116            432,090               25,609
NET ASSETS:
  Beginning of period....       --                  --                  --
                                --------           --------              -------
  End of period..........       $658,116           $432,090              $25,609
                                ========           ========              =======

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                           FIDELITY
                              DREYFUS LIFETIME         DREYFUS LIFETIME         DREYFUS PREMIER         ADVISOR VALUE
                            GROWTH PORTFOLIO (1)     INCOME PORTFOLIO (1)     CORE BOND FUND (1)     STRATEGIES FUND (2)
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                           -----------------------  -----------------------  ---------------------  ----------------------
OPERATIONS
  Net investment income
   (loss)................          $    (9)                 $   395                 $   149                $   (270)
  Capital gains income...        --                       --                       --                     --
  Net realized gain
   (loss) on security
   transactions..........               (2)               --                              1                    (312)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             (572)                    (350)                    526                 (31,309)
                                   -------                  -------                 -------                --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             (583)                      45                     676                 (31,891)
                                   -------                  -------                 -------                --------
UNIT TRANSACTIONS:
  Purchases..............            1,205                      392                   4,965                 171,595
  Net transfers..........        --                       --                            589                  (4,694)
  Surrenders for benefit
   payments and fees.....           17,260                   14,326                  22,011                  (3,166)
                                   -------                  -------                 -------                --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           18,465                   14,718                  27,565                 163,735
                                   -------                  -------                 -------                --------
  Net increase (decrease)
   in net assets.........           17,882                   14,763                  28,241                 131,844
NET ASSETS:
  Beginning of period....        --                       --                       --                     --
                                   -------                  -------                 -------                --------
  End of period..........          $17,882                  $14,763                 $28,241                $131,844
                                   =======                  =======                 =======                ========

                               FEDERATED              FRANKLIN
                               SHORT-TERM          BALANCE SHEET
                            INCOME FUND (2)     INVESTMENT FUND (1)
                              SUB-ACCOUNT           SUB-ACCOUNT
                           ------------------  ----------------------
OPERATIONS
  Net investment income
   (loss)................       $   690               $  2,754
  Capital gains income...       --                       3,608
  Net realized gain
   (loss) on security
   transactions..........       --                        (392)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (242)               (38,593)
                                -------               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           448                (32,623)
                                -------               --------
UNIT TRANSACTIONS:
  Purchases..............        39,822                450,283
  Net transfers..........           845                (16,978)
  Surrenders for benefit
   payments and fees.....       --                     156,409
                                -------               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        40,667                589,714
                                -------               --------
  Net increase (decrease)
   in net assets.........        41,115                557,091
NET ASSETS:
  Beginning of period....       --                   --
                                -------               --------
  End of period..........       $41,115               $557,091
                                =======               ========

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                 FRANKLIN
                           FRANKLIN MUTUAL    SMALL-MID CAP          TEMPLETON
                             SHARES (1)      GROWTH FUND (1)     FOREIGN FUND (1)
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------  ------------------  -------------------
OPERATIONS
  Net investment income
   (loss)................     $  1,537           $   (21)            $    910
  Capital gains income...           38           --                  --
  Net realized gain
   (loss) on security
   transactions..........           12                (1)            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,593)             (511)              (4,287)
                              --------           -------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,006)             (533)              (3,377)
                              --------           -------             --------
UNIT TRANSACTIONS:
  Purchases..............      136,324             1,601               73,933
  Net transfers..........         (496)          --                  --
  Surrenders for benefit
   payments and fees.....       78,474            22,627              124,463
                              --------           -------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      214,302            24,228              198,396
                              --------           -------             --------
  Net increase (decrease)
   in net assets.........      211,296            23,695              195,019
NET ASSETS:
  Beginning of period....      --                --                  --
                              --------           -------             --------
  End of period..........     $211,296           $23,695             $195,019
                              ========           =======             ========

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              JOHN HANCOCK                                              HARTFORD CAPITAL       HARTFORD
                               SMALL CAP          HARTFORD ADVISERS      HARTFORD BOND    APPRECIATION    DIVIDEND AND GROWTH
                            EQUITY FUND (1)       HLS FUND, INC. (1)     HLS FUND (1)     HLS FUND (1)       HLS FUND (1)
                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------------  -------------  ----------------  -------------------
OPERATIONS
  Net investment income
   (loss)................       $   (195)             $   22,614          $    6,722       $   12,812          $ 10,729
  Capital gains income...       --                    --                       2,386         --                   1,541
  Net realized gain
   (loss) on security
   transactions..........         (1,160)                     58              (1,330)          (1,285)               52
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (29,501)                (51,456)             39,142          (84,517)          (22,808)
                                --------              ----------          ----------       ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (30,856)                (28,784)             46,920          (72,990)          (10,486)
                                --------              ----------          ----------       ----------          --------
UNIT TRANSACTIONS:
  Purchases..............        120,802                 160,035             534,798          425,791           189,543
  Net transfers..........         (4,974)                 (3,674)            (83,580)         (27,407)             (337)
  Surrenders for benefit
   payments and fees.....         14,508               2,078,562             788,401        2,227,880           604,553
                                --------              ----------          ----------       ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        130,336               2,234,923           1,239,619        2,626,264           793,759
                                --------              ----------          ----------       ----------          --------
  Net increase (decrease)
   in net assets.........         99,480               2,206,139           1,286,539        2,553,274           783,273
NET ASSETS:
  Beginning of period....       --                    --                     --              --                --
                                --------              ----------          ----------       ----------          --------
  End of period..........       $ 99,480              $2,206,139          $1,286,539       $2,553,274          $783,273
                                ========              ==========          ==========       ==========          ========


                           HARTFORD GLOBAL
                           HEALTH HLS (1)
                             SUB-ACCOUNT
                           ---------------
OPERATIONS
  Net investment income
   (loss)................      $   (34)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........            1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (797)
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (830)
                               -------
UNIT TRANSACTIONS:
  Purchases..............        5,285
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....       31,085
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       36,370
                               -------
  Net increase (decrease)
   in net assets.........       35,540
NET ASSETS:
  Beginning of period....      --
                               -------
  End of period..........      $35,540
                               =======

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD
                             GLOBAL       HARTFORD      HARTFORD
                           TECHNOLOGY      INDEX         MIDCAP
                             HLS (1)    HLS FUND (1)  HLS FUND (1)
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................    $    (7)    $   15,990     $   (864)
  Capital gains income...     --                 14       --
  Net realized gain
   (loss) on security
   transactions..........     --                (27)          56
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (523)       (63,676)     (45,187)
                             -------     ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (530)       (47,699)     (45,995)
                             -------     ----------     --------
UNIT TRANSACTIONS:
  Purchases..............        247         71,875      564,185
  Net transfers..........     --             (1,961)      (3,122)
  Surrenders for benefit
   payments and fees.....      8,061      1,452,663      144,654
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,308      1,522,577      705,717
                             -------     ----------     --------
  Net increase (decrease)
   in net assets.........      7,778      1,474,878      659,722
                             -------     ----------     --------
NET ASSETS:
  Beginning of period....     --            --            --
                             -------     ----------     --------
  End of period..........    $ 7,778     $1,474,878     $659,722
                             =======     ==========     ========

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD         HARTFORD          HARTFORD       HARTFORD         INVESCO
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY     STOCK          FINANCIAL          INVESCO
                           HLS FUND (1)     HLS FUND (1)      HLS FUND (1)   HLS FUND (1)  SERVICES FUND (1)  LEISURE FUND (1)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------  ------------  -----------------  ----------------
OPERATIONS
  Net investment income
   (loss)................    $    62          $   (244)          $  (217)     $   11,927        $  (100)          $   (228)
  Capital gains income...     --              --                  --             --                  93            --
  Net realized gain
   (loss) on security
   transactions..........     --                    (1)              (29)         (2,224)           (56)              (119)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --                 2,837            (6,877)        (84,616)        (1,774)            (2,118)
                             -------          --------           -------      ----------        -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         62             2,592            (7,123)        (74,913)        (1,837)            (2,465)
                             -------          --------           -------      ----------        -------           --------
UNIT TRANSACTIONS:
  Purchases..............     14,910            14,325            90,584         356,470         30,608             85,324
  Net transfers..........       (169)             (764)           (2,365)        (22,213)        (1,755)            (4,308)
  Surrenders for benefit
   payments and fees.....     83,614           279,263            11,124         962,180         36,356             28,849
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     98,355           292,824            99,343       1,296,437         65,209            109,865
                             -------          --------           -------      ----------        -------           --------
  Net increase (decrease)
   in net assets.........     98,417           295,416            92,220       1,221,524         63,372            107,400
                             -------          --------           -------      ----------        -------           --------
NET ASSETS:
  Beginning of period....     --              --                  --             --             --                 --
                             -------          --------           -------      ----------        -------           --------
  End of period..........    $98,417          $295,416           $92,220      $1,221,524        $63,372           $107,400
                             =======          ========           =======      ==========        =======           ========

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                INVESCO          INVESCO         INVESCO
                             SMALL COMPANY     TECHNOLOGY   TELECOMMUNICATIONS
                            GROWTH FUND (1)     FUND (1)         FUND (1)
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------  ------------------
OPERATIONS
  Net investment income
   (loss)................       $  (135)         $   (10)        $    (5)
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........            30               (3)            (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (2,249)          (1,318)           (377)
                                -------          -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (2,354)          (1,331)           (403)
                                -------          -------         -------
UNIT TRANSACTIONS:
  Purchases..............        52,989            4,792             104
  Net transfers..........        (2,184)          --              (1,170)
  Surrenders for benefit
   payments and fees.....        14,848            3,166           7,059
                                -------          -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        65,653            7,958           5,993
                                -------          -------         -------
  Net increase (decrease)
   in net assets.........        63,299            6,627           5,590
NET ASSETS:
  Beginning of period....       --                --             --
                                -------          -------         -------
  End of period..........       $63,299          $ 6,627         $ 5,590
                                =======          =======         =======

(1)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                JANUS           JANUS
                           ADVISER CAPITAL     ADVISER             JANUS           MASSACHUSETTS     MFS CAPITAL       MFS
                            APPRECIATION    INTERNATIONAL         ADVISER         INVESTORS GROWTH  OPPORTUNITIES  HIGH INCOME
                              FUND (1)        FUND (1)      WORLDWIDE FUND (1)     STOCK FUND (1)     FUND (1)      FUND (1)
                             SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  ---------------------  ----------------  -------------  -----------
OPERATIONS
  Net investment income
   (loss)................     $    (48)        $    92            $    52             $   (349)       $   (272)      $    97
  Capital gains income...      --               --               --                    --               --            --
  Net realized gain
   (loss) on security
   transactions..........           (4)              1                 (5)              (1,420)             (2)            1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (30,510)           (477)            (2,105)             (27,998)         (8,585)          190
                              --------         -------            -------             --------        --------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (30,562)           (384)            (2,058)             (29,767)         (8,859)          288
                              --------         -------            -------             --------        --------       -------
UNIT TRANSACTIONS:
  Purchases..............       23,255           1,645             16,358              278,436          20,571         1,385
  Net transfers..........      --               (1,193)                 4              (30,245)            590        --
  Surrenders for benefit
   payments and fees.....      465,282          25,088             14,631               37,507         313,612         8,872
                              --------         -------            -------             --------        --------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      488,537          25,540             30,993              285,698         334,773        10,257
                              --------         -------            -------             --------        --------       -------
  Net increase (decrease)
   in net assets.........      457,975          25,156             28,935              255,931         325,914        10,545
NET ASSETS:
  Beginning of period....      --               --               --                    --               --            --
                              --------         -------            -------             --------        --------       -------
  End of period..........     $457,975         $25,156            $28,935             $255,931        $325,914       $10,545
                              ========         =======            =======             ========        ========       =======

(1)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                  MFS              MFS
                                MID CAP         UTILITIES
                            GROWTH FUND (1)     FUND (1)
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS
  Net investment income
   (loss)................       $  (103)         $   136
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........            (5)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,128)             928
                                -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,236)           1,063
                                -------          -------
UNIT TRANSACTIONS:
  Purchases..............        45,563            1,223
  Net transfers..........             5           --
  Surrenders for benefit
   payments and fees.....        16,337           26,033
                                -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        61,905           27,256
                                -------          -------
  Net increase (decrease)
   in net assets.........        60,669           28,319
NET ASSETS:
  Beginning of period....       --                --
  End of period..........       $60,669          $28,319
                                =======          =======

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                OPPENHEIMER
                                                  OAKMARK         CAPITAL                               PUTNAM         VAN KAMPEN
                                  MFS          INTERNATIONAL    APPRECIATION     OPPENHEIMER        INTERNATIONAL     EQUITY INCOME
                            VALUE FUND (1)     SMALL CAP (2)      FUND (1)     GLOBAL FUND (1)     GROWTH FUND (2)      FUND (1)
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ------------  ------------------  ------------------  -------------
OPERATIONS
  Net investment income
   (loss)................      $    739           $  2,553        $   (249)        $    (98)          $      73        $   14,176
  Capital gains income...       --                 --               --             --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........          (100)              (628)            (15)              (1)               (667)           (2,672)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (8,142)           (13,841)        (17,199)          (3,218)            (31,190)          (75,285)
                               --------           --------        --------         --------           ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (7,503)           (11,916)        (17,463)          (3,317)            (31,784)          (63,781)
                               --------           --------        --------         --------           ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............       141,815            121,384          12,176           16,799             298,900         1,144,805
  Net transfers..........        (3,677)           (12,853)         --             --                   (26,814)          (53,065)
  Surrenders for benefit
   payments and fees.....       170,217             (1,779)        315,684           98,538              (5,221)          297,320
                               --------           --------        --------         --------           ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       308,355            106,752         327,860          115,337             266,865         1,389,060
                               --------           --------        --------         --------           ---------        ----------
  Net increase (decrease)
   in net assets.........       300,852             94,836         310,397          112,020             235,081         1,325,279
NET ASSETS:
  Beginning of period....       --                 --               --             --                  --                 --
  End of period..........      $300,852           $ 94,836        $310,397         $112,020           $ 235,081        $1,325,279
                               ========           ========        ========         ========           =========        ==========

(1)  From inception January 1, 2002 to December 31, 2002.
(2)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Eleven ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds ("the Funds") as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-32 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  ----------
American Century Equity Income Fund.....  $   821,818   $111,236
AIM Basic Value Fund....................      610,981     95,231
Dreyfus LifeTime Growth & Income........       26,712        206
Dreyfus LifeTime Growth Portfolio.......       18,700        241
Dreyfus LifeTime Income Portfolio.......       15,289        174
Dreyfus Premier Core Bond Fund..........       27,920        207
Fidelity Advisor Value Strategies
 Fund...................................      175,001     11,536
Federated Short-Term Income Fund........       41,361     --
Franklin Balance Sheet Investment
 Fund...................................      616,456     20,380
Franklin Mutual Shares..................      224,812      8,937
Franklin Small-Mid Cap Growth Fund......       24,398        191
Templeton Foreign Fund..................      199,760        453
John Hancock Small Cap Equity Fund......      138,731      8,590
Hartford Advisers HLS Fund, Inc.........    2,274,250     16,712
Hartford Bond HLS Fund, Inc.............    1,379,379    130,651
Hartford Capital Appreciation HLS
 Fund, Inc..............................    2,681,230     42,154
Hartford Dividend and Growth HLS
 Fund, Inc..............................      810,497      4,470
Hartford Global Health HLS..............       36,585        246
Hartford Global Technology HLS..........        8,546        245
Hartford Index HLS Fund.................    1,541,367      2,784
Hartford MidCap HLS Fund................      717,875     13,022
Hartford Money Market HLS Fund..........      100,285      1,868
Hartford Mortgage Securities HLS
 Fund, Inc..............................      294,674      2,093
Hartford Small Company HLS
 Fund, Inc..............................      101,935      2,809
Hartford Stock HLS Fund, Inc............    1,339,825     31,460
Invesco Financial Services Fund.........       72,172      6,971
Invesco Leisure Fund....................      118,808      9,171
Invesco Small Company Growth Fund.......       70,821      5,303
Invesco Technology Fund.................        8,191        243
Invesco Telecommunications Fund.........        7,404      1,416
Janus Adviser Capital Appreciation
 Fund...................................      488,917        429
Janus Adviser International Fund........       27,354      1,723
Janus Adviser Worldwide Fund............       31,499        456
Massachusetts Investors Growth Stock
 Fund...................................      336,263     50,915
MFS Capital Opportunities Fund..........      334,889        387
MFS High Income Fund....................       10,591        236
MFS Mid Cap Growth Fund.................       62,395        591
MFS Utilities Fund......................       27,642        252
MFS Value Fund..........................      318,009      8,916
Oakmark International Small Cap.........      127,283     17,979
Oppenheimer Capital Appreciation Fund...      328,772      1,161
Oppenheimer Global Fund.................      115,570        332
Putnam International Growth Fund........      310,530     43,593
Van Kampen Equity Income Fund...........    1,511,862    108,625
                                          -----------   --------
                                          $18,537,359   $764,595
                                          ===========   ========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
American Century Equity Income
 Fund..............................   81,033   11,940      59,433
AIM Basic Value Fund...............   66,375   11,415      54,960
Dreyfus Lifetime Growth & Income...    2,878    --          2,878
Dreyfus Lifetime Growth
 Portfolio.........................    2,258    --          2,258
Dreyfus Lifetime Income
 Portfolio.........................    1,481    --          1,481
Dreyfus Premier Core Bond Fund.....    2,685        1       2,684
Fidelity Advisor Value Strategies
 Fund..............................   18,559    1,474      17,085
Federated Short-Term Income Fund...    4,047    --          4,047
Franklin Balance Sheet Investment
 Fund..............................   61,540    2,069      59,471
Franklin Mutual Shares.............   24,498      886      23,612
Franklin Small-Mid Cap Growth
 Fund..............................    3,160        1       3,159
Templeton Foreign Fund.............   21,130        5      21,125
John Hancock Small Cap Equity
 Fund..............................   16,750    1,250      15,500
Hartford Advisers HLS Fund, Inc....  262,509    2,015     260,494
Hartford Bond HLS Fund, Inc........  140,090   12,758     127,332
Hartford Capital Appreciation HLS
 Fund, Inc.........................  305,909    4,735     301,174
Hartford Dividend and Growth HLS
 Fund, Inc.........................  151,722    1,370     150,352
Hartford Global Health HLS.........    4,146        1       4,145
Hartford Global Technology HLS.....    1,177        1       1,176
Hartford Index HLS Fund............  208,437      452     207,985
Hartford MidCap HLS Fund...........   78,657    1,361      77,296
Hartford Money Market HLS Fund.....   10,885      163      10,722
Hartford Mortgage Securities HLS
 Fund, Inc.........................   28,929      159      28,770
Hartford Small Company HLS Fund,
 Inc...............................   77,987    1,921      76,066
Hartford Stock HLS Fund, Inc.......  159,708    3,789     155,919
Invesco Financial Services Fund....    8,157      690       7,467
Invesco Leisure Fund...............   13,467      947      12,520
Invesco Small Company Growth
 Fund..............................    9,445      615       8,830
Invesco Technology Fund............    1,181    --          1,181
Invesco Telecommunications Fund....    1,092      181         911
Janus Adviser Capital Appreciation
 Fund..............................   52,886        2      52,884
Janus Adviser International Fund...    3,405      192       3,213
Janus Adviser Worldwide Fund.......   20,090      300      19,790
Massachusetts Investors Growth
 Stock Fund........................   40,746    6,444      34,302
MFS Capital Opportunities Fund.....   44,415        4      44,411
MFS High Income Fund...............    1,048    --          1,048
MFS Mid Cap Growth Fund............   10,426       37      10,389
MFS Utilities Fund.................    3,342        1       3,341
MFS Value Fund.....................   35,459      936      34,523
Oakmark International Small Cap....   11,713    1,635      10,078
Oppenheimer Capital Appreciation
 Fund..............................   39,768      107      39,661
Oppenheimer Global Fund............   14,108        3      14,105
Putnam International Growth Fund...   32,244    4,871      27,373
Van Kampen Equity Income Fund......  156,032   11,611     144,421

_____________________________________ SA-34 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
AMERICAN CENTURY EQUITY INCOME FUND
  2002  Lowest contract charges     59,433    $ 9.52       $  566,077      0.31%       2.53%       (4.75)%
        Highest contract charges       172      9.42            1,616      1.05%       3.93%       (5.75)%
        Remaining contract
        charges                      9,488     --              90,423      --        --           --
AIM BASIC VALUE FUND
  2002  Lowest contract charges     54,961      7.86          432,090      0.31%     --           (21.38)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
DREYFUS LIFETIME GROWTH & INCOME
  2002  Lowest contract charges      2,850      8.90           25,363      0.54%      14.36%      (11.01)%
        Highest contract charges        28      8.85              246      1.06%      15.69%      (11.48)%
        Remaining contract
        charges                      --        --             --           --        --           --
DREYFUS LIFETIME GROWTH PORTFOLIO
  2002  Lowest contract charges      2,179      7.92           17,259      0.54%       0.19%      (20.79)%
        Highest contract charges        79      7.88              623      1.08%       0.15%      (21.21)%
        Remaining contract
        charges                      --        --             --           --        --           --
DREYFUS LIFETIME INCOME PORTFOLIO
  2002  Lowest contract charges      1,481      9.97           14,763      0.54%      19.03%       (0.35)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
DREYFUS PREMIER CORE BOND FUND
  2002  Lowest contract charges      2,320     10.51           24,390      0.53%       3.98%        5.11%
        Highest contract charges       125     10.45            1,308      1.04%       3.81%        4.56%
        Remaining contract
        charges                        239     --               2,543      --        --           --
FIDELITY ADVISOR VALUE STRATEGIES FUND
  2002  Lowest contract charges     17,085      7.72          131,844      0.31%     --           (22.83)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
FEDERATED SHORT-TERM INCOME FUND
  2002  Lowest contract charges      4,047     10.16           41,115      0.31%       3.02%        1.60%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
FRANKLIN BALANCE SHEET INVESTMENT FUND
  2002  Lowest contract charges     41,074      9.37          385,061      0.31%       1.12%       (6.25)%
        Highest contract charges       162      9.30            1,511      1.08%       1.45%       (6.99)%
        Remaining contract
        charges                     18,235     --             170,519      --        --           --

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
FRANKLIN MUTUAL SHARES
  2002  Lowest contract charges      9,594    $ 8.95       $   85,913      0.56%       6.50%      (10.45)%
        Highest contract charges       208      8.91            1,849      1.09%       2.23%      (10.93)%
        Remaining contract
        charges                     13,810     --             123,534      --        --           --
FRANKLIN SMALL-MID CAP GROWTH FUND
  2002  Lowest contract charges      3,045      7.50           22,846      0.56%     --           (24.97)%
        Highest contract charges       114      7.46              849      1.05%     --           (25.37)%
        Remaining contract
        charges                      --        --             --           --        --           --
TEMPLETON FOREIGN FUND
  2002  Lowest contract charges     13,969      9.17          128,137      0.56%       2.03%       (8.27)%
        Highest contract charges        50      9.12              455      0.93%       2.86%       (8.75)%
        Remaining contract
        charges                      7,106     --              66,427      --        --           --
JOHN HANCOCK SMALL CAP EQUITY FUND
  2002  Lowest contract charges     12,935      6.42           83,054      0.31%     --           (35.79)%
        Highest contract charges         4      6.37               24      --        --           (36.30)%
        Remaining contract
        charges                      2,561     --              16,402      --        --           --
HARTFORD ADVISERS HLS FUND, INC.
  2002  Lowest contract charges    240,390      8.71        2,092,804      0.54%       7.61%      (12.94)%
        Highest contract charges        60      8.66              524      1.11%       4.01%      (13.40)%
        Remaining contract
        charges                     20,044     --             112,811      --        --           --
HARTFORD BOND HLS FUND, INC.
  2002  Lowest contract charges     28,114     10.91          306,850      0.30%       5.03%        9.15%
        Highest contract charges        87     10.83              940      1.05%     --             8.29%
        Remaining contract
        charges                     99,130     --             978,749      --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
  2002  Lowest contract charges     17,831      8.39          149,613      0.31%       1.14%      (16.10)%
        Highest contract charges       576      8.32            4,798      1.07%       2.38%      (16.75)%
        Remaining contract
        charges                    282,767     --           2,398,863      --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
  2002  Lowest contract charges     72,815      8.50          619,013      0.53%      10.31%      (14.99)%
        Highest contract charges       245      8.46            2,068      1.08%       3.91%      (15.43)%
        Remaining contract
        charges                     77,291     --             162,192      --        --           --
HARTFORD GLOBAL HEALTH HLS
  2002  Lowest contract charges      3,770      8.43           31,792      0.54%     --           (15.68)%
        Highest contract charges         3      8.39               27      --        --           (16.12)%
        Remaining contract
        charges                        372     --               3,721      --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS
  2002  Lowest contract charges      1,177      6.61            7,778      0.54%     --           (33.89)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    182,064      7.92        1,442,007      0.54%       7.90%      (20.80)%
        Highest contract charges        10      7.88               76      0.68%       9.67%      (21.21)%
        Remaining contract
        charges                     25,911     --              32,795      --        --           --

_____________________________________ SA-36 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges     38,616    $ 8.67       $  334,839      0.30%       0.14%      (13.29)%
        Highest contract charges       402      8.60            3,456      1.08%     --           (13.97)%
        Remaining contract
        charges                     38,279     --             321,427      --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges        597     10.09            6,026      0.28%       1.00%        0.88%
        Highest contract charges        91     10.01              914      1.06%       0.98%        0.14%
        Remaining contract
        charges                     10,034     --              91,477      --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
  2002  Lowest contract charges     27,090     10.61          287,556      0.54%     --             6.15%
        Highest contract charges       279     10.56            2,943      1.09%     --             5.59%
        Remaining contract
        charges                      1,400     --               4,917      --        --           --
HARTFORD SMALL COMPANY HLS FUND, INC.
  2002  Lowest contract charges      1,459      7.35           10,717      0.53%     --           (26.54)%
        Highest contract charges         3      7.31               25      --        --           (26.93)%
        Remaining contract
        charges                     74,603     --              81,478      --        --           --
HARTFORD STOCK HLS FUND, INC.
  2002  Lowest contract charges     31,030      7.78          241,446      0.31%       1.61%      (22.19)%
        Highest contract charges       235      7.72            1,811      1.07%       6.65%      (22.80)%
        Remaining contract
        charges                    124,655     --             978,267      --        --           --
INVESCO FINANCIAL SERVICES FUND
  2002  Lowest contract charges      4,521      8.48           38,338      0.56%     --           (15.20)%
        Highest contract charges       183      8.44            1,540      1.07%     --           (15.65)%
        Remaining contract
        charges                      2,762     --              23,494      --        --           --
INVESCO LEISURE FUND
  2002  Lowest contract charges      3,621      8.56           30,988      0.56%     --           (14.41)%
        Highest contract charges       189      8.51            1,609      1.09%     --           (14.86)%
        Remaining contract
        charges                      8,710     --              74,803      --        --           --
INVESCO SMALL COMPANY GROWTH FUND
  2002  Lowest contract charges      2,040      7.40           15,087      0.56%     --           (26.05)%
        Highest contract charges        29      7.36              213      1.08%     --           (26.44)%
        Remaining contract
        charges                      6,762     --              47,999      --        --           --
INVESCO TECHNOLOGY FUND
  2002  Lowest contract charges        606      5.64            3,417      0.26%     --           (43.62)%
        Highest contract charges       575      5.58            3,210      0.56%     --           (44.16)%
        Remaining contract
        charges                      --        --             --           --        --           --
INVESCO TELECOMMUNICATIONS FUND
  2002  Lowest contract charges        911      6.14            5,590      0.56%     --           (38.61)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
JANUS ADVISER CAPITAL APPRECIATION FUND
  2002  Lowest contract charges     52,818      8.66          457,399      0.56%       0.49%      (13.40)%
        Highest contract charges        66      8.61              576      1.09%       0.26%      (13.86)%
        Remaining contract
        charges                      --        --             --           --        --           --

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
JANUS ADVISER INTERNATIONAL FUND
  2002  Lowest contract charges      3,213    $ 7.83       $   25,156      0.56%       3.06%      (21.71)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
JANUS ADVISER WORLDWIDE FUND
  2002  Lowest contract charges      1,935      7.74           14,982      0.54%       2.70%      (22.57)%
        Highest contract charges        38      7.70              292      1.04%       1.46%      (22.97)%
        Remaining contract
        charges                     17,816     --              13,661      --        --           --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
  2002  Lowest contract charges     26,467      7.51          198,805      0.30%     --           (24.88)%
        Highest contract charges       134      7.45              996      0.92%     --           (25.48)%
        Remaining contract
        charges                      7,700     --              56,130      --        --           --
MFS CAPITAL OPPORTUNITIES FUND
  2002  Lowest contract charges     43,863      7.35          322,521      0.56%     --           (26.47)%
        Highest contract charges         9      7.31               69      0.57%     --           (26.86)%
        Remaining contract
        charges                        538     --               3,324      --        --           --
MFS HIGH INCOME FUND
  2002  Lowest contract charges        939     10.11            9,496      0.56%       7.25%        1.11%
        Highest contract charges        10     10.06               99      0.63%       7.34%        0.58%
        Remaining contract
        charges                         99     --                 950      --        --           --
MFS MID CAP GROWTH FUND
  2002  Lowest contract charges      2,722      6.01           16,365      0.56%     --           (39.88)%
        Highest contract charges       108      5.98              644      0.89%     --           (40.19)%
        Remaining contract
        charges                      7,558     --              43,660      --        --           --
MFS UTILITIES FUND
  2002  Lowest contract charges      3,341      8.48           28,319      0.56%       3.99%      (15.25)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
MFS VALUE FUND
  2002  Lowest contract charges     21,261      8.67          184,277      0.56%       2.00%      (13.33)%
        Highest contract charges       254      8.62            2,194      1.09%       1.51%      (13.78)%
        Remaining contract
        charges                     13,009     --             114,381      --        --           --
OAKMARK INTERNATIONAL SMALL CAP
  2002  Lowest contract charges     10,078      9.41           94,836      0.31%       4.88%       (5.90)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2002  Lowest contract charges     39,653      7.83          310,336      0.54%     --           (21.74)%
        Highest contract charges         8      7.79               61      --        --           (22.15)%
        Remaining contract
        charges                      --        --             --           --        --           --
OPPENHEIMER GLOBAL FUND
  2002  Lowest contract charges     12,400      7.94           98,441      0.54%     --           (20.61)%
        Highest contract charges         7      7.90               57      --        --           (21.03)%
        Remaining contract
        charges                      1,697     --              13,522      --        --           --

_____________________________________ SA-38 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
PUTNAM INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges     27,373    $ 8.59       $  235,081      0.31%       0.36%      (14.12)%
        Highest contract charges     --        --             --           --        --           --
        Remaining contract
        charges                      --        --             --           --        --           --
VAN KAMPEN EQUITY INCOME FUND
  2002  Lowest contract charges     89,291      9.18          819,413      0.31%       2.57%       (8.23)%
        Highest contract charges       232      9.10            2,110      1.09%       2.78%       (8.95)%
        Remaining contract
        charges                     54,899     --             503,756      --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-39 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------